CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net income (loss)	$ 60,078	$ 63,641	$ (75,053)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,039)	4,805	1,289
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	13,223	183,932	32,374
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	(175,191)	(55,768)	(1,283)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil		2,098
Other comprehensive (loss) income	(167,007)	135,067	32,380
Comprehensive (loss) income	(106,929)	198,708	(42,673)
Less: Comprehensive loss attributable to noncontrolling interest	382	92	27
Comprehensive (loss) income attributable to Renren Inc.	$ (106,547)	$ 198,800	$ (42,700)